Employee Benefit Plans - Share-Based Compensation Expense Recognized in Income Related to Continuing and Discontinued Operations and Associated Tax Benefit (Detail) (USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Compensation cost	$ 246	$ 211	$ 121
Tax benefit	$ 86	$ 78	$ 42